Investments (Detail) - USD ($) $ in Millions	Sep. 29, 2018	Sep. 30, 2017
Investments [Abstract]
Investments, equity basis	$ 2,768	$ 3,087
Investments, other	131	115
Investments	$ 2,899	$ 3,202